United States Securities
                   Securities and Exchange Commission
                        Washington, D.C. 20549

                              Form 13F

                       Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:       September 30, 2004

Check here if Amendment [  ]; Amendment Number:
         This Amendment (Check only one):  [  ] is a restatement.
                                              [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:               Quantitative Investment Advisors, Inc.
                  ------------------------------------------------------------
Address:            55 Old Bedford Road
                  ------------------------------------------------------------
                    Lincoln, MA  01773


Form 13F File Number:                  28- 4108
                                          ----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Singing this Report on Behalf of Reporting Manager:

Name:                Elizabeth A. Watson
                  ------------------------------------------------------------
Title:               Executive Vice President
                  ------------------------------------------------------------
Phone:               (781) 259-1144
                  ------------------------------------------------------------

Signature, Place, and Date of Signing;

s/ Elizabeth A. Watson      Lincoln, MA                    November 12, 2004
----------------------   --------------------------      ---------------------
   [Signature]                   [City, State]                   [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by another manager(s).)

[    ]    13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


Column 1             Column 2        Column 3       Column 4     Column 5                 Column 6      Column 7     Column 8
Name of Issuer       Title of Class   Cusip         Value        SHRS    OR    SH    PUT  Investment    Other     Voting Authority
                                                    (x1000) PRN AMT PRN CALL
Discretion Managers Sole Shared None

STATE BK INDIA       GDR             513109900      709          28,527       SH            OTHER                    SHARED
ASUSTEK
COMPUTER INC         GDR             04648R209      233          108,051      SH          OTHER                      SHARED
BENQ CORP            GDR             082301201      0            1            SH          OTHER                      SHARED
SADIA SA             ADR             786326108      487          8,733        SH          OTHER                      SHARED
VOTORANTIM
CELULOSE
E PAPEL SA           ADR             92906P106      336          9,724        SH          OTHER                      SHARED
SAMSUNG
ELECTRS LTD          GDR             796050888      871          4,400        SH          OTHER                      SHARED
PLIVA D D            GDR             72917Q202      840          56,00        SH          OTHER                      SHARED
ENI S P A            ADR             26874R108      2,920        26,000       SH          OTHER                      SHARED
REPSOL YPF S A       ADR             76026T205      2,192        100,000      SH          OTHER                      SHARED
TATNEFT              ADR             03737P306      954          30,200       SH          OTHER                      SHARED
COMPANHIA
SIDERURGICA
NATL                 ADR             20440W105      1,112        71,623       SH          OTHER                      SHARED
COMPANHIA
DE SANEAMENTO
BASICO               ADR             20441A102      247          20,973       SH          OTHER                      SHARED
TELE CENTRO
OESTE CELULAR
PART                 ADR             87923P105      600          58,800       SH          OTHER                      SHARED
MAHINDRA +
MAHINDRA LTD  GDR    Y54164119       558            59,200       SH           OTHER       SHARED
JSC MMC
NORILSK
NICKEL               ADR             46626D108      1,099        17,300       SH          OTHER                      SHARED
USINAS
SIDERURGICAS
DE MINAS             ADR             917302200      937          60,900       SH          OTHER                      SHARED
COMPANHIA
PARANASNSE
DE ENERGY            ADR             20441B407      325          91,164       SH          OTHER                      SHARED
OIL CO
LUKOIL               ADR             677862104      636          5,100        SH          OTHER                      SHARED
PETROLEO
BRASILEIRO
SA PETRO             ADR             71654V101      741          23,229       SH          OTHER                      SHARED
TEVA
PHARMACEUTICAL
INDS LTD             ADR             881624209      260          10,000       SH          OTHER                      SHARED
MAHANAGAR
TEL NIGAM
LTD                  ADR             559778402      532          75,400       SH          OTHER                      SHARED
GERDAU S A           ADR             373737105      1,152        70,439       SH          OTHER                      SHARED
SURGUTNEFTEGAZ
JSC                  ADR             868861204      625          17,300       SH          OTHER                      SHARED


                                                         Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                           0
                                                 ----------------------

Form 13F Information Table Entry Total:                     23
                                                 ----------------------

Form 13F Information Table Value Total:           $        18,366
                                                   --------------------
                                                      (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the filing manager of this report.

NONE